Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Sales:
Revenue from sale of goods		$ 365,234,386	$ 395,066,244
Services income		461,202	523,259
(Impairment) of wells, pipelines, properties, plant and equipment, net		(14,321,864)	(5,620,328)
Cost of sales		262,668,787	280,954,821
Gross income		88,704,937	109,014,354
Distribution, transportation and sale expenses		3,725,782	4,244,691
Administrative expenses		46,948,357	46,915,874
Other revenues		2,905,265	12,362,124
Other expenses		1,429,635	6,628,283
Operating income		39,506,428	63,587,630
Welfare oil duty		47,700,746	55,842,382
Operating (loss) income after Welfare oil duty		(8,194,318)	7,745,248
Financing income	[1]	11,432,985	4,769,152
Financing (cost)	[2]	31,164,367	41,401,868
Derivative financial instruments (cost) income, net		(9,967,268)	1,847,560
Foreign exchange (loss), net		(8,935,400)	(15,057,989)
Profit sharing in associates		189,623	67,301
Total taxes and other		(645,783)	1,298,336
Net (loss)		(45,992,962)	(43,328,932)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		43,158,175	35,904,020
Depreciation of rights of use		1,692,707	1,379,103
Net periodic cost of employee benefits		39,387,620	37,794,798
Interest income		2,951,724	3,200,395
Interest cost		26,920,217	38,384,785
Total current assets		498,964,406		$ 502,236,040
Total non-current assets		1,686,699,726		1,717,230,971
Total current liabilities		892,402,297		1,032,777,060
Total long-term liabilities		3,183,640,685		3,092,496,121
Total equity (deficit)		(1,890,378,850)	(2,041,393,271)	(1,905,806,170)	$ (1,983,775,736)
Intersegment eliminations
Sales:
Intersegment		(168,098,232)	(367,345,859)
Cost of sales		(166,212,161)	(356,780,286)
Transfer of good and services		4,404,699
Gross income		(6,290,770)	(10,565,573)
Distribution, transportation and sale expenses		(873,504)	(1,637,564)
Administrative expenses		(128,157)	(8,883,073)
Transfer of services		(5,273,980)
Operating income		(2,026)	13,778
Operating (loss) income after Welfare oil duty		(2,026)	13,778
Financing income		(34,019,647)	(93,111,235)
Financing (cost)		(34,021,675)	(93,097,454)
Profit sharing in associates		20,232,314	17,911,377
Net (loss)		20,232,316	17,911,374
Total current assets		(2,532,694,345)		(2,212,027,373)
Total current liabilities		(2,532,759,400)		(2,211,936,205)
Total long-term liabilities		(921,278,811)		(944,549,503)
Total equity (deficit)		1,386,825,235		1,369,194,860
Eliminations And Reconciling Items
Sales:
Other expenses		(13,103)	(58,714)
Total non-current assets		465,481,369		424,736,525
Exploration and Extraction
Sales:
Revenue from sale of goods		31,959,037	71,841,444
Intersegment		174,096	107,158,122
Services income		6,295	7,432
(Impairment) of wells, pipelines, properties, plant and equipment, net			(9,028,380)
Cost of sales		77,584,323	83,166,676
Transfer of good and services		(73,304,869)
Gross income		27,859,974	86,811,942
Distribution, transportation and sale expenses		103,363	56,651
Administrative expenses		8,298,243	13,536,899
Transfer of services		13,628,886
Other revenues		880,030	9,544,791
Other expenses		1,100,209	(23,046,307)
Operating income		5,609,303	105,809,490
Welfare oil duty		47,700,746	55,842,382
Operating (loss) income after Welfare oil duty		(42,091,443)	49,967,108
Financing income		19,160,967	18,983,162
Financing (cost)		25,169,174	51,637,201
Derivative financial instruments (cost) income, net		(10,168,108)	25,334,437
Foreign exchange (loss), net		(6,693,577)	(11,405,039)
Profit sharing in associates		135,212
Net (loss)		(64,826,123)	31,242,467
Depreciation and amortization of wells, pipelines, properties, plant and equipment		36,433,656	31,037,268
Depreciation of rights of use		107,562	75,629
Net periodic cost of employee benefits		11,133,838	10,712,328
Interest income		13,495	43,762
Interest cost		796,619	(1,429,830)
Total current assets		434,646,162		358,461,569
Total non-current assets		914,480,951		937,978,665
Total current liabilities		1,245,950,453		1,170,640,890
Total long-term liabilities		1,732,323,327		1,690,119,743
Total equity (deficit)		(1,629,146,667)		(1,564,320,399)
Industrial Processes
Sales:
Revenue from sale of goods		132,697,215
Intersegment		74,686,460
Services income		28,783
(Impairment) of wells, pipelines, properties, plant and equipment, net		158,967
Cost of sales		67,337,749
Transfer of good and services		71,845,820
Gross income		68,387,856
Distribution, transportation and sale expenses		2,562,067
Administrative expenses		10,523,724
Transfer of services		9,810,142
Other revenues		833,366
Other expenses		78,813
Operating income		46,246,476
Operating (loss) income after Welfare oil duty		46,246,476
Financing income		82,684
Financing (cost)		932,219
Foreign exchange (loss), net		(3,939,154)
Profit sharing in associates		(379,600)
Net (loss)		41,078,187
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,550,147
Depreciation of rights of use		400,299
Net periodic cost of employee benefits		12,734,995
Interest income		81,358
Interest cost		765,073
Total current assets		410,216,923		390,453,024
Total non-current assets		208,384,249		223,288,730
Total current liabilities		326,685,143		319,308,368
Total long-term liabilities		633,976,762		629,488,968
Total equity (deficit)		(342,060,733)		(335,055,582)
Industrial Transformation
Sales:
Revenue from sale of goods			148,283,108
Intersegment			87,822,288
Services income			22,449
(Impairment) of wells, pipelines, properties, plant and equipment, net			3,408,052
Cost of sales			239,285,793
Gross income			250,104
Distribution, transportation and sale expenses			5,743,057
Administrative expenses			13,104,341
Other revenues			1,245,547
Other expenses			36,422,199
Operating income			(53,773,946)
Operating (loss) income after Welfare oil duty			(53,773,946)
Financing income			108,218
Financing (cost)			21,894,378
Derivative financial instruments (cost) income, net			57,838
Foreign exchange (loss), net			(4,011,329)
Net (loss)			(79,513,597)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			1,758,854
Depreciation of rights of use			931,201
Net periodic cost of employee benefits			14,958,362
Interest income			99,296
Interest cost			920,686
Energy Transformation
Sales:
Revenue from sale of goods		16,900,565
Intersegment		1,348,505
(Impairment) of wells, pipelines, properties, plant and equipment, net		(12,550,575)
Cost of sales		14,397,988
Transfer of good and services		10,046,172
Gross income		(18,745,665)
Distribution, transportation and sale expenses		1,621,972
Administrative expenses		2,047,598
Transfer of services		445,235
Other revenues		221,750
Other expenses		257,884
Operating income		(22,896,604)
Operating (loss) income after Welfare oil duty		(22,896,604)
Profit sharing in associates		379,600
Net (loss)		(22,517,004)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		187,889
Depreciation of rights of use		661,804
Net periodic cost of employee benefits		2,750,749
Total current assets		25,484,106		(2,875,722)
Total non-current assets		19,109,042		11,621,051
Total current liabilities		112,102,209		102,346,767
Total long-term liabilities		68,115,797		65,770,049
Total equity (deficit)		(135,624,858)		(159,371,487)
Logistics
Sales:
Intersegment			27,763,578
Services income			123,959
Cost of sales			17,766,899
Gross income			10,120,638
Distribution, transportation and sale expenses			3,584
Administrative expenses			3,544,257
Other revenues			317,974
Other expenses			1,116,108
Operating income			5,774,663
Operating (loss) income after Welfare oil duty			5,774,663
Financing income			3,467,598
Financing (cost)			77,061
Foreign exchange (loss), net			(138,764)
Net (loss)			9,026,436
Depreciation and amortization of wells, pipelines, properties, plant and equipment			1,454,373
Depreciation of rights of use			85,413
Net periodic cost of employee benefits			2,508,616
Interest income			3,515
Interest cost			77,061
DPRLP
Sales:
Revenue from sale of goods		49,015,586	42,145,591
Intersegment		2,525,409	6,071,329
Services income			0
Cost of sales		39,987,965	47,260,970
Gross income		11,553,030	955,950
Administrative expenses		396,413	401,058
Other revenues		6,366	(211,739)
Other expenses		0	0
Operating income		11,162,983	343,153
Operating (loss) income after Welfare oil duty		11,162,983	343,153
Financing income		146,470	217,230
Financing (cost)		8,223	36,872
Derivative financial instruments (cost) income, net		(1,628,677)
Total taxes and other		7,269	2,003
Net (loss)		9,665,284	521,508
Depreciation and amortization of wells, pipelines, properties, plant and equipment		862,538	821,473
Depreciation of rights of use		148,459	169,022
Interest income		41,124	70,018
Interest cost		8,223	36,872
Total current assets		45,942,685		25,532,702
Total non-current assets		36,010,470		36,183,453
Total current liabilities		16,241,352		7,500,117
Total long-term liabilities		6,175,453		4,519,381
Total equity (deficit)		59,536,350		49,696,657
Trading Companies
Sales:
Revenue from sale of goods		128,988,391	128,280,418
Intersegment		77,043,438	115,875,241
Services income		225,949	363,556
Cost of sales		204,397,094	235,151,436
Gross income		1,860,684	9,367,779
Distribution, transportation and sale expenses		288,630	14,690
Administrative expenses		798,314	694,330
Other revenues		212,631	256,639
Other expenses		3,210	3,017
Operating income		983,161	8,912,381
Operating (loss) income after Welfare oil duty		983,161	8,912,381
Financing income		221,088	353,388
Financing (cost)		879,464	1,966,117
Derivative financial instruments (cost) income, net		(1,877,011)	(375,055)
Foreign exchange (loss), net		299,243	(22,874)
Profit sharing in associates		7,506,907	5,881,437
Total taxes and other		(834,855)	1,119,014
Net (loss)		7,088,779	11,664,146
Depreciation and amortization of wells, pipelines, properties, plant and equipment		53,957	69,999
Depreciation of rights of use		218,293	60,767
Net periodic cost of employee benefits		1,219	1,558
Interest income		126,709	203,071
Interest cost		551,155	1,473,942
Total current assets		226,893,408		207,960,075
Total non-current assets		140,332,958		130,083,074
Total current liabilities		205,769,781		184,622,246
Total long-term liabilities		1,071,994		1,107,814
Total equity (deficit)		160,384,591		152,313,089
Corporate
Sales:
Intersegment			9,133,222
Services income			144
Cost of sales			207,313
Gross income			8,926,053
Distribution, transportation and sale expenses			26,842
Administrative expenses			22,275,209
Other revenues			90,866
Other expenses			(7,814,569)
Operating income			(5,470,563)
Operating (loss) income after Welfare oil duty			(5,470,563)
Financing income			74,290,389
Financing (cost)			58,293,291
Derivative financial instruments (cost) income, net			(23,169,660)
Foreign exchange (loss), net			(109,074)
Profit sharing in associates			(30,575,081)
Net (loss)			(43,327,280)
Depreciation and amortization of wells, pipelines, properties, plant and equipment			156,887
Depreciation of rights of use			14,869
Net periodic cost of employee benefits			9,596,475
Interest income			2,445,503
Interest cost			36,848,068
Other Operating Subsidiary Companies
Sales:
Revenue from sale of goods		5,673,592	4,515,683
Intersegment		12,320,324	13,522,079
Services income		200,175	5,719
(Impairment) of wells, pipelines, properties, plant and equipment, net		(1,930,256)
Cost of sales		25,175,829	14,896,020
Transfer of good and services		(12,991,822)
Gross income		4,079,828	3,147,461
Distribution, transportation and sale expenses		23,254	37,431
Administrative expenses		25,012,222	2,242,853
Transfer of services		(18,610,283)
Other revenues		751,122	1,118,046
Other expenses		2,622	6,549
Operating income		(1,596,865)	1,978,674
Operating (loss) income after Welfare oil duty		(1,596,865)	1,978,674
Financing income		25,841,423	460,402
Financing (cost)		38,196,962	594,402
Derivative financial instruments (cost) income, net		3,706,528
Foreign exchange (loss), net		1,398,088	629,091
Profit sharing in associates		(27,684,810)	6,849,568
Total taxes and other		181,803	177,319
Net (loss)		(36,714,401)	9,146,014
Depreciation and amortization of wells, pipelines, properties, plant and equipment		4,069,988	605,166
Depreciation of rights of use		156,290	42,202
Net periodic cost of employee benefits		12,766,819	17,459
Interest income		2,689,038	335,230
Interest cost		24,799,147	$ 457,986
Total current assets		1,888,475,467		1,734,731,765
Total non-current assets		(97,099,313)		(46,660,527)
Total current liabilities		1,518,412,759		1,460,294,877
Total long-term liabilities		1,663,256,163		1,646,039,669
Total equity (deficit)		$ (1,390,292,768)		$ (1,418,263,308)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2026 and 2025.
[2]	Mainly interest on debt.